Advances Payable	12 Months Ended
Dec. 31, 2025
Advances Payable [Abstract]
ADVANCES PAYABLE

10. ADVANCES PAYABLE

On November 7, 2024, BGHL received a $345,000 advance from an unaffiliated vendor (“Attachy”). The advance is interest free and without security. The advance is due on demand. At December 31, 2025, Attachy has not demanded repayment of the advance.

On each of October 2, 2024, October 28, 2024, and November 30, 2024, BGHL’s subsidiary, BGBPL, received an aggregate amount of $303,000 in advances from Attachy. The advances are interest free and without security. The advances are due on demand. At December 31, 2025, Attachy has not demanded repayment of the advances.